Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022
Disclosure of Income Taxes [Line Items]
Other tax effects for reconciliation between accounting profit and tax expense income relating to business combination	₩ 328,453
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities/assets have not been recognised		₩ 451,352